OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY	3 Months Ended
Jun. 30, 2026
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY

13. OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC, from HDSI under a lease agreement dated May 1, 2021, which expired on April 29, 2026. On May 1, 2026, the lease agreement was renewed for another 5 year term, expiring on April 30, 2031.

Right-of-use asset

A summary of the changes in the right-of-use asset for the three months ended June 30, 2026 is as follows:

Right-Of-Use-Asset	($)
Balance at March 31, 2026	1,681
New lease agreement - Commencing May 1, 2026	162,950
Amortization for the period	(7,113)
Balance at June 30, 2026	157,518

Lease liability

On May 1, 2026, the Company entered into the lease agreement, which resulted in the lease liability of $212,682 (undiscounted value of $162,950, discount rate used was 12.00%). This liability represents the monthly lease payment from May 1, 2026 to April 30, 2031, the end of the lease term less abatement granted by HDSI.

A summary of changes in the lease liability during the three months ended June 30, 2026 are as follows:

Lease Liability	($)
Balance at March 31, 2026	2,347
Lease payment – base rent portion	(10,549)
Lease liability – accretion expense	3,152
New lease agreement	162,950
Balance at June 30, 2026	157,899

Current portion	28,469
Long-term portion	129,430